GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)

Asset Backed Securities—7.3%
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E	(c)	Asset Backed Security	6.16%	6.16%	9/15/33	$207	$208	$208
Barclays Bank PLC, Series 2025-7	(c)(d)(e)	Asset Backed Security	SOFRRATE COMPOUND 360 + 7.45%	11.13%	8/31/33	1,390	1,390	1,379
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	(d)(e)(f)	Asset Backed Security	3 mo. EURIBOR + 5.85%	7.92%	11/5/35	€285	331	329
GARC FF-1 SPV SRL	(d)(e)(f)	Asset Backed Security	3 mo. USD Term SOFR + 4.00%	7.68%	5/9/31	4,800	4,800	4,793
Nightingale Ltd., Series 2026-1, Class CLN	(d)(e)(f)	Asset Backed Security	1 day GBP SONIA + 7.00%	10.72%	3/31/35	£1,150	1,537	1,522
Nightingale Ltd., Series 2025-4, Class CLN	(d)(e)(f)(g)	Asset Backed Security	1 day GBP SONIA + 7.30%	10.99%	1/31/35	£3,225	4,310	4,311
Parthenon SPV Issuer LLC	(d)(e)	Asset Backed Security	Daily SOFR + 4.75%	8.43%	10/9/32	350	350	350
Santander U.K. PLC, Series 2026-1, Class F	(d)(e)(f)	Asset Backed Security	1 day GBP SONIA + 3.70%	7.98%	8/22/41	£1,877	2,519	2,484
Santander U.K. PLC, Series 2026-1, Class G	(d)(e)(f)	Asset Backed Security	1 day GBP SONIA + 7.75%	11.48%	8/22/41	£1,798	2,413	2,380
SMB Private Education Loan Trust, Series 2024-D, Class A1B	(c)(e)	Asset Backed Security	30 day USD SOFR Average + 1.10%	4.77%	7/15/53	149	147	149
Towd Point Asset Trust, Series 2018-SL1, Class D2	(c)(h)	Asset Backed Security	—	Zero coupon	1/25/46	650	521	531
Towd Point Asset Trust, Series 2021-SL1, Class E	(c)(e)	Asset Backed Security	1 mo. USD Term SOFR + 2.26%	5.94%	11/20/61	1,070	1,016	1,017

Total Asset Backed Securities							19,542	19,453

Bank Debt—47.3%
ACProducts, Inc.	(e)(i)	Personal & Household Products	3 mo. USD Term SOFR + 4.25%	8.21%	5/17/28	1,110	948	892

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Advantage Sales & Marketing, Inc.	(e)	Advertising	1 mo. USD Term SOFR + 6.00%	9.78%	4/19/30	$65	$56	$49
AI Silk Midco Ltd.	(e)	Support-Services	6 mo. EURIBOR + 5.00%	7.13%	3/4/31	€420	474	441
Allen Media LLC	(e)(i)	Advertising	3 mo. USD Term SOFR + 5.50%	9.35%	2/10/27	368	263	235
AMC Entertainment Holdings, Inc.	(e)(i)	Theaters & Entertainment	1 mo. USD Term SOFR + 7.00%	10.67%	1/4/29	330	327	326
Amneal Pharmaceuticals LLC	(e)	Pharmaceuticals	1 mo. USD Term SOFR + 3.00%	6.67%	8/1/32	616	619	619
AP Core Holdings II LLC	(e)	Media Content	3 mo. USD Term SOFR + 5.50%	9.43%	9/1/27	1,784	1,678	1,743
Arbor Trails Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	3/4/31	153	153	153
Azurite Intermediate Holdings, Inc.	(d)(e)	Software/Services	1 mo. USD Term SOFR + 6.00%	9.67%	3/19/31	2,700	2,687	2,667
Bausch & Lomb Corp.	(e)	Medical Products	1 mo. USD Term SOFR + 3.75%	7.42%	1/15/31	353	355	354
Bausch Health Cos., Inc.	(e)	Pharmaceuticals	1 mo. USD Term SOFR + 6.25%	9.92%	10/8/30	1,155	1,119	1,117
Boots Group Bidco Ltd.	(e)	Food & Drug Retailers	1 mo. GBP SONIA + 4.50%	8.23%	8/30/32	£505	678	670
Boots Group Bidco Ltd.	(e)	Food & Drug Retailers	3 mo. USD Term SOFR + 3.25%	6.92%	8/30/32	56	56	56
Boxer Parent Co., Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 3.00%	6.67%	7/30/31	1,304	1,180	1,212
Bridle Creek Fundco GT LLC	(d)	RealEstate Dev & Mgt	12.00%	12.00%	2/27/31	278	278	278
CAB Finance SARL	(d)(e)(j)	Auto Parts & Equipment	1 yr. EURIBOR + 10.00% PIK	12.21%	4/24/32	€3,357	3,771	3,884
Celsa LuxCo 2	(e)(i)(j)	Steel Producers/Products	3 mo. EURIBOR + 13.50% PIK	15.58%	6/10/31	€520	653	617
Cerba Healthcare SAS	(d)(e)	Health Services	6 mo. EURIBOR + 3.70%	5.84%	6/30/28	€195	172	167
Charlotte Buyer, Inc.	(e)	Health Services	1 mo. USD Term SOFR + 4.25%	7.92%	2/11/28	139	139	138
Cloudera, Inc.	(e)	Software/Services	1 mo. USD Term SOFR + 3.75%	7.52%	10/8/28	944	859	845

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Cloudera, Inc.	(e)	Software/Services	1 mo. USD Term SOFR + 6.00%	9.77%	10/8/29	$335	$279	$261
Clover Holdings 2 LLC	(e)	Software/Services	1 mo. USD Term SOFR + 4.00%	7.68%	12/9/31	410	400	394
Clover Holdings 2 LLC		Software/Services	7.75%	7.75%	12/9/31	278	280	263
Connect Holding II LLC	(e)	Telecom — Wireline Integrated & Services	1 mo. USD Term SOFR + 4.25%	7.92%	4/3/31	594	553	554
Consolidated Energy Finance SA	(e)	Oil Refining & Marketing	6 mo. USD Term SOFR + 4.50%	8.20%	11/15/30	511	460	492
Constant Contact, Inc.	(d)(e)(i)	Software/Services	3 mo. USD Term SOFR + 4.00%	7.93%	2/10/28	1,106	1,039	1,037
Constant Contact, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 7.50%	11.43%	2/12/29	91	82	73
Constellation Automotive Ltd.	(d)(e)	Specialty Retail	1 yr. GBP SONIA + 6.25%	9.97%	3/21/31	£4,200	5,538	5,555
Constellation Automotive Ltd.	(d)(e)	Specialty Retail	6 mo. EURIBOR + 6.25%	8.37%	4/3/31	€1,670	1,943	1,934
Cotiviti Corp.	(e)(i)	Software/Services	1 mo. USD Term SOFR + 2.75%	6.42%	5/1/31	1,019	920	941
Cotiviti Corp.	(i)	Software/Services	7.62%	7.62%	5/1/31	1,645	1,589	1,538
Coupa Holdings LLC	(d)(e)(i)(k)	Software/Services	3 mo. USD Term SOFR + 5.25%	9.04%	2/27/30	3,575	3,437	3,539
CP Iris Holdco I, Inc.	(e)	Building Materials	1 mo. USD Term SOFR + 7.00%	10.67%	10/27/33	1,455	1,413	1,440
CP Iris HoldCo I, Inc.	(e)	Building Materials	1 mo. USD Term SOFR + 4.00%	7.67%	10/27/32	248	246	246
Crown Finance U.S., Inc.	(e)(i)	Theaters & Entertainment	1 mo. USD Term SOFR + 4.50%	8.17%	12/2/31	286	280	284
Darktrace PLC	(e)(i)	Software/Services	3 mo. USD Term SOFR + 3.25%	6.90%	10/9/31	432	418	415
Databricks, Inc.	(e)(i)	Software/Services	1 mo. USD Term SOFR + 4.50%	8.17%	1/5/32	1,719	1,719	1,711
Delivery Hero SE	(e)	Restaurants	3 mo. USD Term SOFR + 5.00%	8.64%	12/12/29	298	301	294

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost	Fair Value(b)
Dentalcorp Health Services Ltd.	(d)(e)(j)	Health Services	3 mo. CDOR + 2.50%, 2.75% PIK	7.31%	1/14/33	C$	1,491	$1,064	$1,061
Dentalcorp Health Services Ltd.	(d)(e)(j)(k)	Health Services	CORRA + 2.50%, 2.75% PIK	7.26%	1/14/33	C$	40	28	28
Dentalcorp Health Services Ltd.	(d)(e)(k)	Health Services	CORRA + 5.00%	5.00%	1/14/33	C$	6	5	4
DirecTV Financing LLC	(e)	Cable & Satellite TV	3 mo. USD Term SOFR + 5.25%	9.18%	8/2/29		77	77	77
DirecTV Financing LLC	(e)(i)	Cable & Satellite TV	3 mo. USD Term SOFR + 5.50%	9.17%	2/17/31		255	252	255
Discovery Purchaser Corp.	(e)(i)	Chemicals	3 mo. USD Term SOFR + 3.75%	7.42%	10/4/29		793	772	783
Discovery Purchaser Corp.	(e)	Chemicals	3 mo. USD Term SOFR + 7.00%	10.64%	10/4/30		156	156	149
Electronic Arts, Inc.	(e)(i)	Media Content	1 mo. USD Term SOFR + 3.50%	7.15% – 7.15%	3/24/33		340	335	338
Endo Luxembourg Finance Co. I SARL	(e)	Pharmaceuticals	1 mo. USD Term SOFR + 3.75%	7.42%	4/23/31		780	776	778
Evraz, Inc. NA	(d)(e)	Steel Producers/Products	3 mo. USD Term SOFR + 7.00%	10.67%	7/31/31		1,557	1,529	1,498
Fiesta Del Norte Fundco GT LLC	(d)	RealEstate Dev & Mgt	12.5%	12.50%	12/9/30		557	557	557
Flash Charm, Inc.	(d)(e)(i)	Software/Services	3 mo. USD Term SOFR + 3.50%	7.16%	3/2/28		650	589	515
Flash Charm, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 6.75%	10.56%	3/2/29		206	179	144
Galileo Parent, Inc.	(e)	Aerospace/Defense	3 mo. USD Term SOFR + 4.50%	8.17%	3/3/33		499	492	490
Gemini Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	1/22/31		99	99	99
Global Medical Response, Inc.	(e)	Health Services	3 mo. USD Term SOFR + 3.50%	7.17%	10/1/32		292	292	292
GoTo Group, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 4.75%	8.57%	4/28/28		5,036	4,200	3,929
Hexion Holdings Corp.	(e)	Chemicals	1 mo. USD Term SOFR + 4.00%	7.67%	3/15/29		221	222	212

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Hot Topic, Inc.	(d)(e)	Specialty Retail	3 mo. USD Term SOFR + 6.75%	10.45%	12/31/30	$3,250	$3,188	$3,187
Houghton Mifflin Harcourt Publishing Co.	(e)	Printing & Publishing	1 mo. USD Term SOFR + 5.25%	9.02%	4/9/29	21	18	18
Houghton Mifflin Harcourt Publishing Co.	(e)	Printing & Publishing	1 mo. USD Term SOFR + 8.50%	12.17%	4/8/30	240	172	171
Hunter Holdco 3 Ltd.	(e)(i)	Health Services	3 mo. USD Term SOFR + 4.25%	8.05%	8/19/28	73	63	65
Indian Springs Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	3/10/31	81	81	81
Iris Holding, Inc.	(e)(i)	Packaging	3 mo. USD Term SOFR + 4.75%	8.52%	6/28/28	813	791	764
Iron Oak Energy Solutions LLC	(d)(e)(k)	Oil Field Equipment & Services	3 mo. USD Term SOFR + 5.75%	9.41%	8/8/30	1,301	1,266	1,266
Ivanti Software, Inc.	(e)(i)	Software/Services	3 mo. USD Term SOFR + 4.75%	8.41%	6/1/29	869	715	589
Ivanti Software, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 5.75%	9.41%	6/1/29	6,440	6,538	6,448
Jennmar Inter III LLC	(d)(e)	Diversified Capital Goods	1 mo. USD Term SOFR + 5.00%	8.68%	12/16/30	2,074	2,044	2,058
LBM Acquisition LLC	(e)(i)	Support-Services	1 mo. USD Term SOFR + 3.75%	7.52%	6/6/31	1,569	1,418	1,267
LHS Borrower LLC	(d)(e)	Personal & Household Products	1 mo. USD Term SOFR + 5.25%	8.92%	9/4/31	3,444	3,396	3,396
Median BV	(e)(i)	Health Facilities	1 day GBP SONIA +6.25%	9.98%	10/14/30	£905	1,123	1,153
Medline Borrower LP	(e)(i)	Medical Products	1 mo. USD Term SOFR + 1.75%	5.42%	10/23/30	717	719	719
MEH, Inc.	(e)	Pharmaceuticals	1 mo. USD Term SOFR + 7.00%	10.67%	7/31/30	5,358	5,275	4,970
Michaels Cos., Inc.	(e)	Specialty Retail	3 mo. USD Term SOFR + 5.00%	8.67%	3/15/33	499	489	485
MSGN Holdings LP	(e)	Media Content	1 mo. USD Term SOFR + 5.00%	8.77%	12/31/29	79	72	75
Naked Juice LLC	(e)	Beverage	3 mo. USD Term SOFR + 5.50%	9.20%	1/24/29	2,137	2,133	2,131

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Naked Juice LLC	(e)	Beverage	3 mo. USD Term SOFR + 3.25%	7.05%	1/24/29	$277	$192	$149
Newfold Digital Holdings Group, Inc.	(e)	Software/Services	1 mo. USD Term SOFR + 5.75%	9.42%	4/30/29	16	15	12
Newfold Digital Holdings Group, Inc.	(e)(i)	Software/Services	1 mo. USD Term SOFR + 3.50%	7.27%	4/30/29	4,580	3,751	3,288
Northspur Fundco GT LLC	(d)	Building & Construction	10.75%	10.75%	3/17/31	200	200	200
Nourish Buyer I, Inc.	(e)	Food — Wholesale	3 mo. USD Term SOFR + 4.00%	7.67%	7/9/32	504	506	506
Oakfield Lakes Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	11/30/27	131	131	131
Oakfield Trails Fundco GT LLC	(d)	Building & Construction	10.75%	10.75%	3/20/31	54	54	54
OID-OL Intermediate I LLC	(e)	Software/Services	3 mo. USD Term SOFR + 6.00%	9.67%	2/1/29	6,001	6,075	5,971
OID-OL Intermediate I LLC	(e)	Software/Services	3 mo. USD Term SOFR + 4.25%	8.07%	2/1/29	36	30	24
Olympus Water U.S. Holding Corp.	(e)	Chemicals	3 mo. EURIBOR + 3.75%	5.88%	6/20/31	€155	181	177
Pacsun LLC	(d)(e)	Discount Stores	3 mo. USD Term SOFR + 6.75%	10.43%	3/31/31	3,511	3,441	3,441
PHRG Intermediate LLC	(e)	Building Materials	3 mo. USD Term SOFR + 4.00%	7.70%	2/20/32	293	289	291
PMHC II, Inc.	(e)	Chemicals	3 mo. USD Term SOFR + 6.25%	9.90%	4/30/30	522	511	522
PMHC II, Inc.	(e)	Chemicals	3 mo. USD Term SOFR + 5.50%	9.15%	4/30/30	388	340	171
PMHC II, Inc.	(e)	Chemicals	3 mo. USD Term SOFR + 4.25%	8.05%	4/30/30	953	750	586
Premium Parent LLC	(d)(e)	Health Services	1 mo. USD Term SOFR + 6.50%	10.18%	11/25/32	5,525	5,418	5,469
Premium Parent LLC	(d)(e)(k)	Health Services	1 mo. USD Term SOFR + 6.50%	10.17%	11/25/32	256	251	254
Prism Bidco, Inc.	(e)	Health Services	3 mo. USD Term SOFR + 5.00%	8.70%	10/15/32	553	526	543

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Purflux Holding SARL	(d)(e)	Auto Parts & Equipment	3 mo. EURIBOR + 6.50%	8.45%	10/31/30	€3,535	$3,980	$3,991
Rackspace Finance LLC	(e)	Software/Services	1 mo. USD Term SOFR + 6.25%	10.04%	5/15/28	61	61	61
Rackspace Finance LLC	(e)	Software/Services	1 mo. USD Term SOFR + 2.75%	6.54%	5/15/28	87	37	41
Red Planet Borrower LLC	(e)	Software/Services	1 mo. USD Term SOFR + 4.00%	7.67%	9/8/32	364	362	357
Rocket Software, Inc.	(e)(i)	Software/Services	1 mo. USD Term SOFR + 3.75%	7.42%	11/28/28	263	248	253
Rohm Holding GmbH	(e)(j)	Chemicals	6 mo. SOFR + 5.50%, 0.25% PIK	9.13%	1/31/29	106	93	97
SAKS Global Enterprises LLC	(e)(i)(j)	Department Stores	1 mo. USD Term SOFR + 11.00% PIK	14.68%	7/15/26	876	848	829
SAKS Global Enterprises LLC	(e)(i)(j)	Department Stores	1 mo. USD Term SOFR + 11.00% PIK	14.67% – 14.68%	1/14/33	2,089	1,820	1,976
SCUR-Alpha 1503 GmbH	(e)	Chemicals	3 mo. USD Term SOFR + 5.50%	9.17%	3/29/30	462	434	406
Signal Parent, Inc.	(e)	Building & Construction	3 mo. USD Term SOFR + 3.50%	7.27%	4/3/28	79	61	52
Solaris U.S. Bidco LLC	(e)	Pharmaceuticals	3 mo. USD Term SOFR + 5.25%	8.92%	11/29/30	336	331	323
SonarSource Financing LLC	(e)	Software/Services	3 mo. USD Term SOFR + 4.50%	8.17%	12/19/30	331	326	305
Sound Inpatient Physicians	(e)(j)	Health Services	3 mo. USD Term SOFR + 3.50%, 1.50% PIK	7.46%	6/28/28	429	418	415
South Wind Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	3/26/31	146	146	146
Spin Holdco, Inc.	(e)	Support-Services	3 mo. USD Term SOFR + 5.43%	9.10%	9/4/30	290	295	297
Summit Behavioral Healthcare LLC	(e)(i)	Health Services	3 mo. USD Term SOFR + 4.25%	7.95%	12/31/29	556	480	480
Summit Behavioral Healthcare LLC	(e)	Health Services	3 mo. USD Term SOFR + 5.75%	9.45%	12/31/29	1,277	1,306	1,317
SUS Intermediate Co. AB	(d)(e)(j)	Software/Services	3 mo. USD Term SOFR + 2.625%, 3.125% PIK	8.94%	12/19/31	1,010	1,000	976

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
SUS Intermediate Co. AB	(d)(e)(j)	Software/Services	3 mo. EURIBOR + 2.625%, 3.125% PIK	7.40%	12/19/31	€2,045	$2,372	$2,283
Telesat Canada	(e)	Telecom — Satellite	3 mo. USD Term SOFR + 2.75%	6.68%	12/7/26	223	178	179
TransDigm, Inc.	(e)	Aerospace/Defense	1 mo. USD Term SOFR + 2.50%	6.17%	2/28/31	68	69	69
TransDigm, Inc.	(e)	Aerospace/Defense	1 mo. USD Term SOFR + 2.50%	6.17%	1/19/32	110	110	110
TransDigm, Inc.	(e)	Aerospace/Defense	1 mo. USD Term SOFR + 2.50%	6.17%	8/19/32	543	543	544
Tricentis Operations Holdings, Inc.	(d)(e)(j)	Software/Services	3 mo. USD Term SOFR + 2.75%, 3.50% PIK	6.39%	2/11/32	4,502	4,497	4,362
VCI Asset Holdings 1 LLC		Tech Hardware & Equipment	10.00%	10.00%	11/20/30	4,009	4,000	4,305
VCI Asset Holdings 2 LLC		Tech Hardware & Equipment	7.37%	7.37%	2/18/31	1,166	1,155	1,201
Versant Media Group, Inc.	(e)	Cable & Satellite TV	3 mo. USD Term SOFR + 3.50%	7.20%	1/30/31	186	185	186
Vision Solutions, Inc.	(e)(i)	Software/Services	3 mo. USD Term SOFR + 4.00%	7.93%	4/24/28	1,237	1,070	962

Total Bank Debt							127,573	125,798

Collateralized Loan Obligations—6.6%
Basswood Park CLO Ltd., Series 2021-1A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.70%	5.37%	4/20/34	745	745	744
Battalion CLO IX Ltd., Series 2015-9A, Class CRR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.95%	5.62%	7/15/31	650	650	650
Carlyle U.S. CLO Ltd., Series 2020-2A, Class CR2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.90%	6.57%	1/25/35	355	356	347
CarVal CLO II Ltd., Series 2019-1A, Class CR2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.80%	5.47%	4/20/32	745	747	745
Contego CLO III BV, Series 3A, Class CRR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.40%	4.45%	4/15/38	€505	584	585
Contego CLO III BV, Series 3A, Class DRR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 3.30%	5.35%	4/15/38	€505	584	580
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class CR	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.10%	4.08%	8/15/33	€510	584	591

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Fair Oaks Loan Funding V DAC, Series 5A, Class DR	(c)(d)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.75%	4.77%	10/15/36	€305	$354	$351
GCRED BSL CLO 1, Series 2025-BSL1A, Class C	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.70%	5.36%	1/20/34	1,020	1,020	1,019
Harbor Park CLO Ltd., Series 2018-1A, Class CR2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.65%	5.32%	1/20/31	790	790	788
Harvest CLO XXVII DAC, Series 27X, Class D	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 3.40%	5.42%	7/15/34	€600	705	692
HPS Loan Management Ltd., Series 2021-16A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.80%	5.47%	1/23/35	825	826	824
Invesco CLO Ltd., Series 2021-3A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.85%	5.52%	10/22/34	750	750	749
Jamestown CLO IX Ltd., Series 2016-9A, Class BR3	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.00%	5.67%	7/25/34	570	570	571
KKR CLO 28 Ltd., Series 28A, Class DR2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 3.40%	7.07%	2/9/35	520	520	512
Madison Park Euro Funding VII DAC, Series 7X, Class DR	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.60%	4.63%	5/25/31	€480	556	553
Magnetite XIX Ltd., Series 2017-19A, Class CRR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.75%	5.42%	4/17/34	555	557	555
Magnetite XXXI Ltd., Series 2021-31A, Class DR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.35%	6.02%	7/15/34	345	345	339
Margay CLO II DAC, Series 2A, Class CR	(c)(d)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.10%	4.11%	7/15/37	€305	354	354
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.75%	5.42%	4/16/35	250	250	250
Northwoods Capital 25 Ltd., Series 2021-25A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.90%	5.57%	7/20/34	750	750	750

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Northwoods Capital 27 Ltd., Series 2021-27A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.00%	5.67%	10/17/34	$570	$570	$571
OZLM XIX Ltd., Series 2017-19A, Class CR3	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 3.10%	6.76%	1/15/35	250	250	250
Palmer Square European Loan Funding DAC, Series 2024-1X, Class CR	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.05%	4.03%	8/15/33	€675	772	782
Palmer Square European Loan Funding DAC, Series 2025-2X, Class C	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.50%	4.48%	2/15/35	€505	588	586
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class BR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.60%	5.27%	7/15/34	325	325	325
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.75%	5.42%	7/15/34	405	405	405
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class DR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 3.35%	7.02%	7/15/34	405	405	400
Providus CLO V DAC, Series 5A, Class DR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.90%	4.88%	11/15/39	€450	523	511
Toro European CLO 7 DAC, Series 7A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.50%	4.48%	2/15/34	€250	291	290
Verdelite Static CLO Ltd., Series 2024-1A, Class C	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.95%	5.62%	7/20/32	185	185	185
Whitebox CLO I Ltd., Series 2019-1A, Class CR3	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.70%	5.37%	1/24/37	415	415	414
Whitebox CLO I Ltd., Series 2019-1A, Class D2R3	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 3.75%	7.42%	1/24/37	415	415	402

Total Collateralized Loan Obligations							17,741	17,670

Commercial Mortgage Backed Securities—1.2%
BFLD Commercial Mortgage Trust, Series 2025-660F, Class E	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.60%	7.27%	11/15/42	100	100	100

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class C	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.30%	6.97%	8/15/42	$100	$100	$100
BX Commercial Mortgage Trust, Series 2026-CSMO, Class D	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 2.45%	6.12%	2/15/43	110	110	110
BX Commercial Mortgage Trust, Series 2026-ALOHA, Class E	(c)(d)(e)(i)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 2.95%	6.65%	4/15/43	215	215	215
Durst Commercial Mortgage Trust, Series 2025-151, Class D	(c)	Commercial Mortgage Backed Security	6.34%	6.34%	8/10/42	190	190	194
Extended Stay America Trust, Series 2025-ESH, Class E	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.35%	7.02%	10/15/42	100	100	100
Extended Stay America Trust, Series 2026-ESH2, Class F	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.75%	7.42%	2/15/43	99	99	99
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2025-MN10, Class M2	(c)(e)	Commercial Mortgage Backed Security	30 day USD SOFR Average + 2.85%	6.51%	2/25/45	360	360	362
Finance Ireland Agri Funding DAC	(d)(e)(f)	Commercial Mortgage Backed Security	1 mo. EURIBOR + 6.10%	8.04%	7/14/28	€1,230	1,408	1,419
LQR Trust, Series 2025-CALI, Class D	(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.00%	6.67%	1/15/43	30	30	30
MAD Commercial Mortgage Trust, Series 2025-11MD, Class E	(c)	Commercial Mortgage Backed Security	6.84%	6.84%	10/15/42	120	120	117
NYC Trust, Series 2025-77C, Class E	(c)	Commercial Mortgage Backed Security	6.26%	6.26%	1/10/36	130	130	128
SLG Office Trust, Series 2026-OMA, Class F	(c)(i)	Commercial Mortgage Backed Security	7.92%	7.92%	4/15/41	150	150	151

Total Commercial Mortgage Backed Securities							3,112	3,125

Corporate Bond Obligations—26.7%
1011778 BC ULC	(c)	Restaurants	4.00%	4.00%	10/15/30	465	439	437

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Adler Pelzer Holding GmbH	(g)	Auto Parts & Equipment	9.50%	9.50%	4/1/27	€340	$386	$358
Advantage Sales & Marketing, Inc.	(c)	Advertising	9.00%	9.00%	11/15/30	105	85	78
AHP Health Partners, Inc.	(c)	Health Facilities	5.75%	5.75%	7/15/29	24	23	24
Albertsons Cos., Inc.	(c)	Food & Drug Retailers	5.75%	5.75%	3/31/34	88	87	86
Albertsons Cos., Inc.	(c)	Food & Drug Retailers	6.25%	6.25%	3/15/33	336	346	338
Alexandrite Monnet U.K. Holdco PLC	(g)	RealEstate Dev & Mgt	10.50%	10.50%	5/15/29	€995	1,226	1,210
Alliant Holdings Intermediate LLC	(c)	Insurance Brokerage	6.50%	6.50%	10/1/31	250	254	246
Alliant Holdings Intermediate LLC	(c)	Insurance Brokerage	7.00%	7.00%	1/15/31	177	182	179
Ally Financial, Inc., Series C	(l)(m)	Investments & Misc Financial Services	4.70%	4.70%	5/15/28	270	253	251
Altice Financing SA	(c)	Telecom — Wireline Integrated & Services	5.75%	5.75%	8/15/29	497	378	348
AMC Entertainment Holdings, Inc.	(c)	Theaters & Entertainment	7.50%	7.50%	2/15/29	199	170	142
AMC Entertainment Holdings, Inc.	(c)(j)	Theaters & Entertainment	9%, 6% PIK	15.00%	2/19/29	31	30	29
AMC Networks, Inc.	(c)	Media Content	10.50%	10.50%	7/15/32	692	725	683
Antero Midstream Partners LP	(c)	Gas Distribution	6.63%	6.63%	2/1/32	420	435	429
Anywhere Intermediate Holdings LLC	(c)	RealEstate Dev & Mgt	5.25%	5.25%	4/15/30	439	411	414
Archrock, Inc.	(c)	Oil Field Equipment & Services	6.63%	6.63%	9/1/32	172	175	175
Ardonagh Finco Ltd.	(g)	Insurance Brokerage	6.88%	6.88%	2/15/31	€115	140	131
Ardonagh Finco Ltd.	(c)	Insurance Brokerage	7.75%	7.75%	2/15/31	216	222	219
Ardonagh Group Finance Ltd.	(c)	Insurance Brokerage	8.88%	8.88%	2/15/32	344	341	337
Aretec Group, Inc.	(c)	Brokerage	7.50%	7.50%	4/1/29	304	303	301
Asurion LLC	(c)	Property & Casualty Insurance	8.00%	8.00%	12/31/32	130	130	135
Asurion LLC	(c)	Property & Casualty Insurance	8.38%	8.38%	2/1/34	87	87	84
Bank of America Corp., Series L		Banking	4.18%	4.18%	11/25/27	2,325	2,327	2,317
Barclays PLC	(l)(m)	Banking	9.25%	9.25%	9/15/28	£200	281	278
Bausch Health Cos., Inc.	(c)(d)	Pharmaceuticals	5.00%	5.00%	1/30/28	20	17	17
Bausch Health Cos., Inc.	(c)(d)	Pharmaceuticals	5.00%	5.00%	2/15/29	11	8	8
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	5.25%	5.25%	1/30/30	348	233	229
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	6.25%	6.25%	2/15/29	142	108	107

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	7.25%	7.25%	5/30/29	$272	$206	$205
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	14.00%	14.00%	10/15/30	4	4	4
BellRing Brands, Inc.	(c)	Food — Wholesale	7.00%	7.00%	3/15/30	1,062	1,087	1,062
Blue Racer Midstream LLC	(c)	Gas Distribution	7.25%	7.25%	7/15/32	165	173	171
Bombardier, Inc.	(c)	Aerospace/Defense	7.00%	7.00%	6/1/32	322	334	334
Bombardier, Inc.	(c)	Aerospace/Defense	7.45%	7.45%	5/1/34	92	103	99
Boyd Gaming Corp.	(c)	Gaming	4.75%	4.75%	6/15/31	175	169	166
Builders FirstSource, Inc.	(c)	Building Materials	6.38%	6.38%	6/15/32	499	514	498
Cable One, Inc.	(c)	Telecom — Wireline Integrated & Services	4.00%	4.00%	11/15/30	347	271	242
CACI International, Inc.	(c)	Aerospace/Defense	6.38%	6.38%	6/15/33	375	384	382
Carnival Corp.	(c)	Recreation & Travel	4.00%	4.00%	8/1/28	670	663	654
Carnival Corp.	(c)	Recreation & Travel	6.13%	6.13%	2/15/33	178	183	180
Carvana Co.	(c)	Specialty Retail	9.00%	9.00%	6/1/31	1,173	1,319	1,269
CCO Holdings LLC	(c)	Cable & Satellite TV	4.25%	4.25%	1/15/34	174	152	149
CCO Holdings LLC	(c)	Cable & Satellite TV	5.38%	5.38%	6/1/29	138	137	136
Celanese Corp.		Chemicals	6.75%	6.75%	4/15/33	72	74	74
Celanese Corp.	(n)	Chemicals	7.05%	7.05%	11/15/30	64	68	68
Celanese Corp.	(n)	Chemicals	7.20%	7.20%	11/15/33	211	225	225
Celanese Corp.		Chemicals	7.38%	7.38%	7/15/32	128	134	134
Celsa Opco SA	(g)	Steel Producers/Products	8.25%	8.25%	12/15/30	€290	334	333
Charter Communications Operating LLC		Cable & Satellite TV	5.38%	5.38%	4/1/38	80	74	72
Chord Energy Corp.	(c)	Energy — Exploration & Production	6.00%	6.00%	10/1/30	91	91	92
Chord Energy Corp.	(c)	Energy — Exploration & Production	6.75%	6.75%	3/15/33	300	307	310
Cinemark USA, Inc.	(c)	Theaters & Entertainment	7.00%	7.00%	8/1/32	510	525	524
Cloud Software Group, Inc.	(c)	Software/Services	6.63%	6.63%	8/15/33	554	536	493
Connect Holding II LLC	(c)(d)	Telecom — Wireline Integrated & Services	10.50%	10.50%	4/3/31	287	283	286
Constellation Energy Generation LLC	(c)	Electric- Generation	5.00%	5.00%	2/1/31	170	170	170
CS Treasury Management Services P Ltd.	(g)(m)(n)	RealEstate Dev & Mgt	9.00%	9.00%	6/5/26	59	53	59
CSC Holdings LLC	(c)	Cable & Satellite TV	4.50%	4.50%	11/15/31	235	156	139
CSC Holdings LLC	(c)	Cable & Satellite TV	6.50%	6.50%	2/1/29	200	172	128
CSC Holdings LLC	(c)	Cable & Satellite TV	11.75%	11.75%	1/31/29	218	187	158

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Cyprium Corp./Cyprium Holdings Luxembourg SARL	(c)	Diversified Capital Goods	6.13%	6.13%	4/15/31	$63	$63	$62
Cyprium Corp./Cyprium Holdings Luxembourg SARL	(c)	Diversified Capital Goods	6.38%	6.38%	4/15/34	194	195	188
Dealer Tire LLC	(c)	Auto Parts & Equipment	8.00%	8.00%	2/1/28	250	245	243
Dell Technologies, Inc.		Tech Hardware & Equipment	4.90%	4.90%	10/1/26	548	550	549
Deutsche Bank AG	(g)(l)(m)	Banking	7.38%	7.38%	10/30/31	€200	247	239
Deutsche Bank AG	(g)(l)(m)	Banking	8.13%	8.13%	10/30/29	€400	493	485
Digicel International Finance Ltd./Difl U.S. LLC	(c)	Telecom — Wireline Integrated & Services	8.63%	8.63%	8/1/32	650	663	661
Directv Financing LLC	(c)	Cable & Satellite TV	8.88%	8.88%	2/1/30	114	113	114
Directv Financing LLC	(c)	Cable & Satellite TV	10.00%	10.00%	2/15/31	1,054	1,027	1,076
DISH DBS Corp.		Cable & Satellite TV	5.13%	5.13%	6/1/29	561	457	501
DISH DBS Corp.	(c)	Cable & Satellite TV	5.25%	5.25%	12/1/26	830	813	823
DISH DBS Corp.		Cable & Satellite TV	7.38%	7.38%	7/1/28	571	480	554
DISH DBS Corp.		Cable & Satellite TV	7.75%	7.75%	7/1/26	2,831	2,817	2,817
Diversified Healthcare Trust		REITs	4.38%	4.38%	3/1/31	383	336	340
Diversified Healthcare Trust	(c)	REITs	7.25%	7.25%	10/15/30	371	375	374
DT Midstream, Inc.	(c)	Gas Distribution	4.13%	4.13%	6/15/29	125	122	122
DT Midstream, Inc.	(c)	Gas Distribution	4.38%	4.38%	6/15/31	190	184	183
EchoStar Corp.		Telecom — Satellite	10.75%	10.75%	11/30/29	224	239	242
Emrld Borrower LP	(g)	Machinery	6.38%	6.38%	12/15/30	€110	132	129
Emrld Borrower LP	(c)	Machinery	6.63%	6.63%	12/15/30	80	81	81
Endo Finance Holdings LP	(c)	Pharmaceuticals	8.50%	8.50%	4/15/31	462	487	484
Exeter Finance LLC	(c)	Cons/Comm/Lease Financing	6.38%	6.38%	11/1/29	147	128	127
Ford Motor Credit Co. LLC		Auto Loans	3.63%	3.63%	6/17/31	87	80	78
Ford Motor Credit Co. LLC		Auto Loans	4.00%	4.00%	11/13/30	50	47	47
Ford Motor Credit Co. LLC		Auto Loans	5.11%	5.11%	5/3/29	30	30	30
Ford Motor Credit Co. LLC		Auto Loans	6.95%	6.95%	6/10/26	158	158	158
Ford Motor Credit Co. LLC		Auto Loans	7.35%	7.35%	3/6/30	52	55	55
Freedom Mortgage Holdings LLC	(c)	Cons/Comm/Lease Financing	6.88%	6.88%	5/1/31	452	440	423
Freedom Superior LLC	(c)(d)	Banking	12.00%	12.00%	10/1/32	218	218	218
Garrett Motion Holdings, Inc.	(c)	Auto Parts & Equipment	7.75%	7.75%	5/31/32	349	366	361
Genmab AS	(c)	Pharmaceuticals	6.25%	6.25%	12/15/32	103	103	106
Getty Images, Inc.	(c)	Advertising	11.25%	11.25%	2/21/30	163	147	147
Getty Images, Inc.	(c)	Advertising	14.00%	14.00%	3/1/28	76	71	72
Global Auto Holdings PLC	(c)(d)	Specialty Retail	8.38%	8.38%	1/15/29	94	90	86

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Global Auto Holdings PLC	(c)	Specialty Retail	8.75%	8.75%	1/15/32	$897	$828	$768
Global Medical Response, Inc.	(c)	Health Services	7.38%	7.38%	10/1/32	229	235	238
GoTo Group, Inc.	(c)	Software/Services	5.50%	5.50%	5/1/28	2,044	1,746	1,599
GoTo Group, Inc.	(c)	Software/Services	5.50%	5.50%	5/1/28	171	68	48
GrafTech International Ltd.	(c)	Diversified Capital Goods	4.63%	4.63%	12/23/29	112	83	62
Grifols SA	(g)	Pharmaceuticals	7.50%	7.50%	5/1/30	€150	180	179
Helix Energy Solutions Group, Inc.	(c)	Oil Field Equipment & Services	9.75%	9.75%	3/1/29	234	245	246
Hess Midstream Operations LP	(c)	Gas Distribution	4.25%	4.25%	2/15/30	515	501	495
Hilcorp Energy I LP	(c)	Energy — Exploration & Production	6.87%	6.88%	5/15/34	114	111	111
Hilcorp Energy I LP	(c)	Energy — Exploration & Production	7.25%	7.25%	2/15/35	647	644	645
Hilton Worldwide Holdings, Inc.	(c)	Hotels	6.13%	6.13%	4/1/32	228	234	231
Howard Midstream Energy Partners LLC	(c)	Gas Distribution	6.63%	6.63%	1/15/34	134	134	135
Howard Midstream Energy Partners LLC	(c)	Gas Distribution	7.38%	7.38%	7/15/32	223	229	231
Hudson Pacific Properties, Inc.		REITs	3.25%	3.25%	1/15/30	1,219	1,021	985
Hudson Pacific Properties, Inc.		REITs	4.65%	4.65%	4/1/29	134	121	114
Hudson Pacific Properties, Inc.		REITs	5.95%	5.95%	2/15/28	153	151	145
Ineos Quattro Holdings Ltd.	(g)	Chemicals	6.75%	6.75%	4/15/30	€100	94	89
Intesa Sanpaolo SpA	(c)(l)	Banking	4.20%	4.20%	6/1/32	200	185	188
Iris Holding, Inc.	(c)(d)	Packaging	10.00%	10.00%	12/15/28	132	121	110
Jerrold Finco PLC	(g)	Cons/Comm/Lease Financing	7.50%	7.50%	6/15/31	£135	183	175
LCPR Senior Secured Financing DAC	(c)	Telecom — Wireline Integrated & Services	5.13%	5.13%	7/15/29	335	232	217
Liberty Mutual Holding Co, Inc.	(c)(d)	Property & Casualty Insurance	4.30%	4.30%	2/1/61	789	501	495
Lightning Power LLC	(c)	Electric- Generation	7.25%	7.25%	8/15/32	358	375	372
Lithia Motors, Inc.	(c)	Specialty Retail	4.38%	4.38%	1/15/31	235	223	221
Live Nation Entertainment, Inc.	(c)	Theaters & Entertainment	6.50%	6.50%	5/15/27	897	899	898
Lloyds Banking Group PLC	(l)(m)	Banking	8.50%	8.50%	3/27/28	£200	279	274
Lsf12 Helix Parent LLC	(c)	Machinery	7.13%	7.13%	2/1/33	140	140	135
Lummus Technology Holdings V LLC	(c)	Chemicals	9.00%	9.00%	7/1/28	736	737	737
Luna 1.5 SARL	(c)(d)(j)	Environmental	12.75% PIK	12.75%	7/1/32	58	58	62
Macy’s, Inc.	(c)	Department Stores	7.38%	7.38%	8/1/33	115	120	118
Matador Resources Co.	(c)	Energy — Exploration & Production	6.00%	6.00%	4/15/34	264	264	262

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Matador Resources Co.	(c)	Energy — Exploration & Production	6.25%	6.25%	4/15/33	$235	$236	$235
Medical Properties Trust, Inc.		REITs	0.99%	0.99%	10/15/26	€265	298	294
Medical Properties Trust, Inc.		REITs	3.50%	3.50%	3/15/31	4,088	2,916	2,671
Medical Properties Trust, Inc.		REITs	3.69%	3.69%	6/5/28	£200	225	231
Medical Properties Trust, Inc.		REITs	4.63%	4.63%	8/1/29	362	286	281
Medical Properties Trust, Inc.		REITs	5.00%	5.00%	10/15/27	389	365	362
Medline Borrower LP	(c)	Medical Products	5.25%	5.25%	10/1/29	328	326	325
MGM Resorts International		Gaming	4.63%	4.63%	9/1/26	482	482	481
MGM Resorts International		Gaming	6.50%	6.50%	4/15/32	234	240	236
Michaels Cos., Inc.	(c)	Specialty Retail	8.50%	8.50%	3/15/33	766	756	746
Michaels Cos., Inc.	(c)	Specialty Retail	11.00%	11.00%	3/15/34	811	787	751
Mineral Resources Ltd.	(c)	Metals/Mining Excluding Steel	7.00%	7.00%	4/1/31	88	88	90
Mineral Resources Ltd.	(c)	Metals/Mining Excluding Steel	8.50%	8.50%	5/1/30	450	462	463
MPLX LP		Gas Distribution	5.40%	5.40%	9/15/35	128	127	127
NCL Corp. Ltd.	(c)	Recreation & Travel	6.75%	6.75%	2/1/32	262	266	260
New World Development Co Ltd.	(g)	RealEstate Dev & Mgt	4.75%	4.75%	1/23/27	200	183	186
Newfold Digital Holdings Group, Inc.	(c)	Software/Services	11.75%	11.75%	4/30/29	141	100	56
Newfold Digital Holdings Group, Inc.	(c)	Software/Services	11.75%	11.75%	4/30/29	144	130	115
Nidda Healthcare Holding GmbH	(g)	Pharmaceuticals	5.63%	5.63%	2/21/30	€160	191	185
Nidda Healthcare Holding GmbH	(g)	Pharmaceuticals	7.00%	7.00%	2/21/30	€100	120	117
Nokia OYJ		Tech Hardware & Equipment	6.63%	6.63%	5/15/39	225	233	236
Nordstrom, Inc.		Department Stores	5.00%	5.00%	1/15/44	339	227	226
NRG Energy, Inc.	(c)	Electric- Generation	3.63%	3.63%	2/15/31	140	130	129
NRG Energy, Inc.	(c)	Electric- Generation	3.88%	3.88%	2/15/32	265	246	243
OAK-Eagle Acquireco, Inc.	(c)(i)	Media Content	7.25%	7.25%	7/1/33	361	363	374
OAK-Eagle Acquireco, Inc.	(c)(i)	Media Content	8.75%	8.75%	7/1/34	386	386	404
Occidental Petroleum Corp.		Energy — Exploration & Production	6.45%	6.45%	9/15/36	74	76	79
Occidental Petroleum Corp.		Energy — Exploration & Production	6.60%	6.60%	3/15/46	360	358	373
Olympus Water U.S. Holding Corp.	(c)	Chemicals	7.25%	7.25%	2/15/33	100	100	95
ONEOK, Inc.		Gas Distribution	5.45%	5.45%	6/1/47	170	152	153

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
ONEOK, Inc.		Gas Distribution	5.60%	5.60%	4/1/44	$100	$92	$92
OPAG Barbados Ltd.	(c)	Oil Refining & Marketing	12.00%	12.00%	2/15/31	150	124	148
Osaic Holdings, Inc.	(c)	Investments & Misc Financial Services	8.00%	8.00%	8/1/33	393	396	388
Outfront Media, Inc.	(c)	REITs	4.63%	4.63%	3/15/30	126	122	122
Penn Entertainment, Inc.	(c)	Gaming	4.13%	4.13%	7/1/29	284	265	266
PennyMac Financial Services, Inc.	(c)	Cons/Comm/Lease Financing	6.75%	6.75%	2/15/34	170	168	159
Permian Resources Corp.	(c)	Energy — Exploration & Production	6.25%	6.25%	2/1/33	408	413	416
PFGC, Inc.	(c)	Food — Wholesale	5.63%	5.63%	3/1/34	78	78	75
PFGC, Inc.	(c)	Food — Wholesale	6.13%	6.13%	9/15/32	276	285	277
Post Holdings, Inc.	(c)	Food — Wholesale	6.38%	6.38%	3/1/33	145	145	143
Post Holdings, Inc.	(c)	Food — Wholesale	6.50%	6.50%	3/15/36	268	268	262
Qnity Electronics, Inc.	(c)	Electronics	6.25%	6.25%	8/15/33	178	179	180
QVC, Inc.	(d)	Specialty Retail	5.45%	5.45%	8/15/34	112	53	50
QVC, Inc.		Specialty Retail	5.95%	5.95%	3/15/43	120	58	52
QVC, Inc.	(c)	Specialty Retail	6.88%	6.88%	4/15/29	211	104	93
Rackspace Finance LLC	(c)	Software/Services	3.50%	3.50%	5/15/28	40	17	20
Rithm Capital Corp.	(c)	REITs	8.00%	8.00%	4/1/29	240	243	236
Rithm Capital Corp.	(c)	REITs	8.00%	8.00%	7/15/30	145	148	140
Rocket Cos., Inc.	(c)	Investments & Misc Financial Services	6.38%	6.38%	8/1/33	468	486	473
Rocket Software, Inc.	(c)	Software/Services	6.50%	6.50%	2/15/29	17	14	15
Rockies Express Pipeline LLC	(c)	Gas Distribution	6.88%	6.88%	4/15/40	193	194	192
Royal Caribbean Cruises Ltd.	(c)	Recreation & Travel	6.00%	6.00%	2/1/33	295	302	298
Salesforce, Inc.		Software/Services	6.55%	6.55%	3/15/56	320	320	321
Seadrill Ltd.	(c)	Oil Field Equipment & Services	8.38%	8.38%	8/1/30	149	151	154
Seagate Technology Holdings PLC	(c)	Tech Hardware & Equipment	4.09%	4.09%	6/1/29	90	86	87
Sinclair Broadcast Group LLC	(c)	Media Content	8.13%	8.13%	2/15/33	218	224	222
Sirius XM Radio LLC	(c)	Media Content	3.88%	3.88%	9/1/31	190	174	173
Sprint Communications LLC		Telecom — Wireless	6.88%	6.88%	11/15/28	2,014	2,153	2,129
Standard Building Solutions, Inc.	(c)	Building Materials	6.25%	6.25%	8/1/33	313	320	310
Standard Building Solutions, Inc.	(c)	Building Materials	6.50%	6.50%	8/15/32	201	207	201
Stonex Escrow Issuer LLC	(c)	Brokerage	6.88%	6.88%	7/15/32	206	208	208
Talen Energy Supply LLC	(c)	Electric-Integrated	8.63%	8.63%	6/1/30	238	249	250

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Tamarack Valley Energy Ltd.	(d)(g)	Energy — Exploration & Production	6.88%	6.88%	7/25/30	$301	$225	$227
Tenet Healthcare Corp.	(c)	Health Facilities	4.63%	4.63%	6/15/28	190	190	188
Tenet Healthcare Corp.		Health Facilities	5.13%	5.13%	11/1/27	615	614	614
Tenet Healthcare Corp.		Health Facilities	6.13%	6.13%	6/15/30	60	61	60
Tenet Healthcare Corp.		Health Facilities	6.75%	6.75%	5/15/31	70	72	72
Teva Pharmaceutical Industries Ltd.		Pharmaceuticals	3.15%	3.15%	10/1/26	2,081	2,067	2,060
Thames Water Utilities Holdings Ltd., Series 44	(g)	Non-Electric Utilities	5.13%	5.13%	9/28/39	£50	48	45
Thames Water Utilities Holdings Ltd.	(g)	Non-Electric Utilities	7.13%	7.13%	4/30/33	£100	97	91
Thor Industries, Inc.	(c)	Automakers	4.00%	4.00%	10/15/29	328	310	310
TransDigm Group, Inc.	(c)	Aerospace/Defense	6.00%	6.00%	1/15/33	150	151	150
TransDigm Group, Inc.	(c)	Aerospace/Defense	6.63%	6.63%	3/1/32	470	484	479
Transocean Ltd.	(c)	Oil Field Equipment & Services	7.88%	7.88%	10/15/32	310	316	331
Travel & Leisure Co.	(c)	Hotels	6.13%	6.13%	9/1/33	131	133	129
United Parks & Resorts, Inc.	(c)	Recreation & Travel	5.25%	5.25%	8/15/29	662	636	632
Uniti Group, Inc., Series FEB	(c)	Telecom — Wireline Integrated & Services	8.63%	8.63%	6/15/32	81	81	83
Urban One, Inc.	(c)	Media — Diversified	7.63%	7.63%	4/1/31	19	12	8
Venture Global Calcasieu Pass LLC	(c)	Gas Distribution	3.88%	3.88%	11/1/33	289	258	256
Venture Global Calcasieu Pass LLC	(c)	Gas Distribution	4.13%	4.13%	8/15/31	89	82	83
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	6.50%	6.50%	6/15/34	325	325	338
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	6.75%	6.75%	1/15/36	239	250	253
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	7.50%	7.50%	5/1/33	144	159	158
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	7.75%	7.75%	5/1/35	78	85	87
Versant Media Group, Inc.	(c)	Cable & Satellite TV	7.25%	7.25%	1/30/31	137	137	140
Viatris, Inc.		Pharmaceuticals	3.85%	3.85%	6/22/40	72	55	55
Viatris, Inc.		Pharmaceuticals	4.00%	4.00%	6/22/50	275	180	180
Viking Holdings Ltd.	(c)	Recreation & Travel	5.00%	5.00%	2/15/28	526	525	524
Viking Holdings Ltd.	(c)	Recreation & Travel	5.88%	5.88%	10/15/33	191	192	189
Viking Holdings Ltd.	(c)	Recreation & Travel	9.13%	9.13%	7/15/31	876	926	924

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost	Fair Value(b)
Warner Bros Discovery, Inc.		Media Content	3.76%	3.76%	3/15/27		$1,199	$1,190	$1,184
Warner Bros Discovery, Inc.		Media Content	4.69%	4.69%	5/17/33		€100	114	108
Warner Bros Discovery, Inc.		Media Content	5.05%	5.05%	3/15/42		117	81	77
Wildfire Intermediate Holdings LLC	(c)	Energy — Exploration & Production	7.50%	7.50%	10/15/29		585	588	593
XPO, Inc.	(c)	Transport Infrastructure/Services	7.13%	7.13%	2/1/32		120	126	124
Yum! Brands, Inc.		Restaurants	3.63%	3.63%	3/15/31		362	341	334

Total Corporate Bond Obligations								72,096	70,928

Government Bonds—0.5%
Argentina Bonar Bonds	(d)	Sovereign	6.50%	6.50%	11/30/29		375	347	334
Brazil Notas do Tesouro Nacional	(o)	Sovereign	6.00%	6.00%	8/15/30	R$	20	148	165
Brazil Notas do Tesouro Nacional	(o)	Sovereign	6.00%	6.00%	5/15/35	R$	20	146	163
Provincia de Buenos Aires	(g)(n)	Sovereign	6.63%	6.63%	9/1/37		375	290	282
U.S. Treasury Bonds		Sovereign	4.75%	4.75%	5/15/55		137	136	133
U.S. Treasury Bonds		Sovereign	4.88%	4.88%	8/15/45		87	88	87
U.S. Treasury Inflation-Indexed Bonds	(o)	Sovereign	2.38%	2.38%	2/15/56		211	194	196
U.S. Treasury Notes		Sovereign	4.00%	4.00%	2/15/34		28	28	28

Total Government Bonds								1,377	1,388

Municipal Bonds—0.2%
Puerto Rico Electric Power Authority, Series 2010-EEE	(p)	Municipal	6.05%	6.05%	7/1/32		800	437	531
Puerto Rico Industrial Development Co., Series 2023	(n)	Municipal	7.00%	7.00%	1/1/54		90	84	86

Total Municipal Bonds								521	617

Residential Mortgage Backed Securities—2.5%
Braccan Mortgage Funding PLC, Series 2025-2X, Class X	(e)(g)	Residential Mortgage Backed Security	1 day GBP SONIA + 3.22%	7.04%	1/17/68		£100	132	132
Citigroup Mortgage Loan Trust, Series 2025-LTV1, Class B1	(c)	Residential Mortgage Backed Security	6.96%	6.96%	12/25/55		100	100	99

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Ellington Financial Mortgage Trust, Series 2025-NQM3, Class M1B	(c)	Residential Mortgage Backed Security	6.45%	6.45%	8/25/70	$480	$480	$481
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019— R04, Class 2B1	(c)(e)	Residential Mortgage Backed Security	30 day USD SOFR Average + 5.36%	9.03%	6/25/39	507	516	511
GS Mortgage-Backed Securities Trust, Series 2026-NQM1, Class B2	(c)	Residential Mortgage Backed Security	7.61%	7.61%	3/25/66	100	100	99
Home Re Ltd., Series 2026-1, Class M1C	(c)(e)	Residential Mortgage Backed Security	30 day USD SOFR Average + 2.60%	6.26%	1/25/36	150	150	150
JP Morgan Mortgage Trust, Series 2025-NQM3, Class M1A	(c)	Residential Mortgage Backed Security	5.97%	5.97%	11/25/65	460	460	460
JP Morgan Mortgage Trust, Series 2026-ACES1, Class B1	(c)	Residential Mortgage Backed Security	6.50%	6.50%	4/25/66	60	60	60
JP Morgan Mortgage Trust, Series 2025-NQM4, Class B1	(c)	Residential Mortgage Backed Security	6.69%	6.69%	3/25/66	170	170	169
JP Morgan Mortgage Trust, Series 2025-VIS3, Class B1	(c)	Residential Mortgage Backed Security	6.76%	6.76%	2/25/66	35	35	35
JP Morgan Mortgage Trust, Series 2025-VIS3, Class B2	(c)	Residential Mortgage Backed Security	7.23%	7.23%	2/25/66	25	25	25
Lanebrook Mortgage Transaction PLC, Series 2024-1, Class D	(d)(e)(g)	Residential Mortgage Backed Security	1 day GBP SONIA + 2.30%	6.05%	3/15/61	£165	221	220
Oceanview Mortgage Trust, Series 2025-4, Class B4	(c)	Residential Mortgage Backed Security	7.30%	7.30%	12/25/55	100	99	100
PRPM LLC, Series 2025-RCF4, Class M1A	(c)	Residential Mortgage Backed Security	4.50%	4.50%	8/25/55	100	94	96
PRPM LLC, Series 2025-RCF5, Class M2	(c)	Residential Mortgage Backed Security	5.50%	5.50%	10/25/55	100	95	96
Redwood Funding Trust, Series 2026-1, Class B	(c)(d)	Residential Mortgage Backed Security	7.76%	7.76%	9/27/56	100	100	100
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class M1	(c)	Residential Mortgage Backed Security	6.08%	6.08%	7/25/65	480	480	480
Verus Securitization Trust, Series 2026-3, Class B1	(c)	Residential Mortgage Backed Security	6.44%	6.44%	3/25/71	230	229	230

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)
Verus Securitization Trust, Series 2026-1, Class B1	(c)	Residential Mortgage Backed Security	6.47%	6.47%	1/25/71	$500	$501	$493
Verus Securitization Trust, Series 2025-8, Class B1	(c)	Residential Mortgage Backed Security	6.48%	6.48%	9/25/70	740	740	731
Verus Securitization Trust, Series 2024-7, Class B1	(c)	Residential Mortgage Backed Security	6.50%	6.50%	9/25/69	380	380	380
Verus Securitization Trust, Series 2025-7, Class B1	(c)	Residential Mortgage Backed Security	6.62%	6.62%	8/25/70	750	750	753
Verus Securitization Trust, Series 2026-3, Class B2	(c)	Residential Mortgage Backed Security	6.81%	6.81%	3/25/71	100	97	97
Verus Securitization Trust, Series 2025-5, Class B1	(c)	Residential Mortgage Backed Security	7.06%	7.06%	6/25/70	460	464	462
Verus Securitization Trust, Series 2024-8, Class B2	(c)	Residential Mortgage Backed Security	7.61%	7.61%	10/25/69	100	101	100

Total Residential Mortgage Backed Securities							6,579	6,559

Investments	Footnotes	Industry				Number of Shares	Cost	Fair Value(b)

Common Stock—2.5%
ABN AMRO Bank NV Dutch Certificate	(g)	Banking				6,670	$197	$209
Ally Financial, Inc.		Investments & Misc Financial Services				7,516	303	295
ANI Pharmaceuticals, Inc.	(q)	Pharmaceuticals				2,395	196	184
Ardent Health, Inc.	(q)	Health Facilities				6,037	56	52
Bausch & Lomb Corp.	(q)	Medical Products				7,587	106	121
Bausch Health Cos., Inc.	(q)	Pharmaceuticals				52,520	320	283
BAWAG Group AG	(c)	Banking				1,582	213	237
Cable One, Inc.	(q)	Telecom — Wireline Integrated & Services				544	78	50
CBRE Group, Inc. Class A	(q)	RealEstate Dev & Mgt				2,599	362	352
Celanese Corp.		Chemicals				2,101	133	138
Cineworld Group PLC	(i)(q)	Theaters & Entertainment				21,305	457	380
Comcast Corp. Class A		Cable & Satellite TV				17,583	464	505
Elastic NV	(q)	Software/Services				4,589	321	229
Energy Transfer LP		Gas Distribution				5,011	88	97
Fortune Brands Innovations, Inc.		Building Materials				3,205	141	125

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry		Number of Shares	Cost	Fair Value(b)
Gulfport Energy Corp.	(q)	Energy — Exploration & Production		812	$152	$172
Jazz Pharmaceuticals PLC	(q)	Pharmaceuticals		1,651	222	312
MGM Resorts International	(q)	Gaming		14,746	507	546
MPLX LP		Gas Distribution		2,491	125	142
Norwegian Cruise Line Holdings Ltd.	(q)	Recreation & Travel		18,396	375	344
Ovintiv, Inc.		Energy — Exploration & Production		3,296	137	196
Owens Corning		Building Materials		621	64	67
Resideo Technologies, Inc.	(q)	Support- Services		5,735	188	193
Smartstop Self Storage REIT, Inc.		REITs		4,667	160	141
Telephone & Data Systems, Inc.		Telecom — Wireless		1,949	81	82
United Parks & Resorts, Inc.	(q)	Recreation & Travel		6,609	258	216
Versant Media Group, Inc.	(q)	Cable & Satellite TV		4,588	165	170
Vodafone Group PLC		Telecom — Wireless		187,226	216	281
Vodafone Group PLC ADR		Telecom — Wireless		915	14	14
Waystar Holding Corp.	(q)	Health Services		15,178	376	366
Workiva, Inc.	(q)	Software/Services		1,231	99	73

Total Common Stock					6,574	6,572

Investments	Footnotes	Industry	Yield Rate	Number of Shares	Cost	Fair Value(b)

Preferred Stock—0.3%
Strategy, Inc.	(m)	Software/Services	10.00%	9,845	$661	$747

Total Preferred Stock					661	747

Private Equity—0.8%
Mallinckrodt PLC	(q)	Pharmaceuticals		11,231	883	988
Par Health, Inc.	(d)(i)(q)	Pharmaceuticals		18,159	186	148
SPN Solutions, Inc.	(d)(q)	Oil Field Equipment & Services		11,827	699	1,053

Total Private Equity					1,768	2,189

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date		Cost	Fair Value(b)

Special Purpose Vehicle—5.8%
1578 Lexington Pref Investor LLC	(d)(j)(k)	RealEstate Dev & Mgt	14.00% PIK	14.00%	1/31/29		$1,307	$1,308
GoldenTree Premier Co-Investor LLC	(d)	Health Services					123	126
GT Boots Preferred Investor LLC	(d)(j)	Food & Drug Retailers	15.00% PIK	15.00%	1/29/33		8,409	9,882
GT Boots Warrant Investor LLC	(d)(q)	Food & Drug Retailers			8/15/50		—	1,491
GTAM Onshore Blocker 4 LLC	(d)	Tech Hardware & Equipment			1/1/50		305	305
GTAM Onshore Blocker 5 LLC	(d)	Tech Hardware & Equipment			1/1/50		171	171
One WHARF Mezz, LP	(d)(e)(k)	RealEstate Dev & Mgt	1 mo. USD Term SOFR + 7.63%	11.30%	6/15/29		115	115
PR Rail Preferred Investor LP	(d)(j)	RealEstate Dev & Mgt	14.00%	14.00%	3/31/30		1,512	1,511
Sage Intracoastal Lender LP	(d)(e)(k)	RealEstate Dev & Mgt	1 mo. USD Term SOFR + 5.75%	13.13%	11/18/28		121	121
Shorecrest Lender LP	(d)(e)(k)	RealEstate Dev & Mgt	3 mo. USD Term SOFR + 7.21%	10.88%	3/10/29		296	296

Total Special Purpose Vehicle							12,359	15,326

Investments	Footnotes			Interest Rate		Principal Amount(a)	Cost	Principal Amount including Accrued Interest

Repurchase Agreements—0.3%
JPMorgan Securities LLC, dated 7/18/25. Collateralized by a U.S. Government Obligation, 3.75%, due 4/15/28, and with a value of $584	(r)			4.23%		$595	$595	$595
JPMorgan Securities LLC, dated 8/1/25. Collateralized by a U.S. Government Obligation, 4.00%, due 3/31/30, and with a value of $129	(r)			4.33%		131	131	131

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes		Interest Rate	Principal Amount(a)	Cost	Principal Amount including Accrued Interest
Morgan Stanley, dated 1/29/26. Collateralized by a Corporate Bond Obligations, 6.38%, due 4/15/29, and with a value of $144	(r)		0.09%	$114	$135	$131

Total Repurchase Agreements					861	857

Investments	Footnotes	Industry	Interest Rate	Number of Shares	Cost	Fair Value(b)

Money Market Fund—1.3%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio, Institutional Class	(s)	Investment Companies	3.57%	3,563	$3,563	$3,563

Total Investments—103.3%					$274,327	$274,792

Other Assets and (Liabilities)—(3.3)%(t)						(8,896)

Net Assets—100.0%						$265,896

Investments Sold Short—(3.4)%

Investments	Footnotes	Industry	Interest Rate	Maturity Date	Principal Amount(a)	Proceeds	Fair Value(b)

Corporate Bond Obligations—(0.2)%
CCO Holdings LLC	(c)	Cable & Satellite TV	4.50%	6/1/33	$(22)	$(19)	$(19)
CCO Holdings LLC	(c)	Cable & Satellite TV	4.25%	1/15/34	(47)	(39)	(40)
Charter Communications Operating LLC		Cable & Satellite TV	6.48%	10/23/45	(129)	(122)	(119)
Charter Communications Operating LLC		Cable & Satellite TV	6.70%	12/1/55	(202)	(194)	(194)
INEOS Group Holdings SA	(g)(u)	Chemicals	6.38%	4/15/29	(125)	(128)	(135)

Total Corporate Bond Obligations						(502)	(507)

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Investments	Footnotes	Industry	Interest Rate	Maturity Date	Principal Amount(a)	Proceeds	Fair Value(b)

Government Bonds—(2.4)%
U.S. Treasury Bonds		Sovereign	4.63%	11/15/55	$(275)	$(265)	$(263)
U.S. Treasury Notes	(u)	Sovereign	4.00%	3/31/30	(666)	(670)	(668)
U.S. Treasury Notes	(u)	Sovereign	3.75%	4/15/28	(4,890)	(4,895)	(4,885)
U.S. Treasury Notes		Sovereign	4.63%	2/15/35	(53)	(55)	(54)
U.S. Treasury Notes		Sovereign	3.50%	1/15/29	(525)	(523)	(521)
U.S. Treasury Notes		Sovereign	3.50%	2/28/31	(50)	(50)	(49)

Total Government Bonds						(6,458)	(6,440)

Investments	Footnotes	Industry			Number of Shares	Proceeds	Fair Value(b)

Common Stock—(0.8)%
ARES Capital Corp.		Investments & Misc Financial Services			(8,549)	$(158)	$(154)
iShares Russell 2000 ETF		Exchange-Traded Funds			(3,535)	(900)	(877)
Public Storage		RealEstate Dev & Mgt			(96)	(26)	(26)
SPDR S&P 500 ETF Trust		Exchange-Traded Funds			(1,362)	(922)	(886)
State Street Financial Select Sector SPDR ETF		Banking			(1,240)	(63)	(61)
State Street SPDR S&P Homebuilders ETF		Building & Construction			(548)	(53)	(54)
State Street SPDR S&P Regional Banking ETF		Banking			(289)	(20)	(19)

Total Common Stock						(2,142)	(2,077)

Total Investments Sold Short						$(9,102)	$(9,024)

Forward Currency Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/17/26	USD	1,035	EUR	877	$11
Canadian Imperial Bank of Commerce	12/17/26	USD	1,569	EUR	1,329	17
Canadian Imperial Bank of Commerce	12/17/26	USD	1,537	EUR	1,302	17
Canadian Imperial Bank of Commerce	12/17/26	USD	2,549	EUR	2,160	28
Canadian Imperial Bank of Commerce	12/17/26	USD	3,576	EUR	3,030	39

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/17/26	USD	70	GBP	53	$0
Canadian Imperial Bank of Commerce	12/17/26	USD	217	GBP	163	1
Canadian Imperial Bank of Commerce	12/17/26	USD	274	GBP	206	2
Canadian Imperial Bank of Commerce	12/17/26	USD	781	GBP	588	5
Goldman Sachs International	04/23/26	USD	649	EUR	565	(4)
Goldman Sachs International	04/23/26	USD	323	EUR	278	1
Imperial Bank of Canada	12/17/26	USD	224	GBP	169	0
Imperial Bank of Canada	12/17/26	USD	626	GBP	468	8
Imperial Bank of Canada	12/17/26	USD	4,465	GBP	3,337	60
JPMorgan Chase Bank	04/20/26	USD	163	BRL	851	(1)
State Street Bank and Trust Company	06/17/26	EUR	177	USD	208	(2)
State Street Bank and Trust Company	06/17/26	USD	209	EUR	177	3
State Street Bank and Trust Company	12/17/26	CAD	75	USD	55	(0)
State Street Bank and Trust Company	12/17/26	EUR	313	USD	373	(8)
State Street Bank and Trust Company	12/17/26	EUR	453	USD	533	(4)
State Street Bank and Trust Company	12/17/26	EUR	225	USD	264	(1)
State Street Bank and Trust Company	12/17/26	GBP	182	USD	245	(5)
State Street Bank and Trust Company	12/17/26	USD	85	CAD	116	1
State Street Bank and Trust Company	12/17/26	USD	97	CAD	132	2
State Street Bank and Trust Company	12/17/26	USD	135	CAD	183	2
State Street Bank and Trust Company	12/17/26	USD	464	CAD	635	3
State Street Bank and Trust Company	12/17/26	USD	617	CAD	844	5
State Street Bank and Trust Company	12/17/26	USD	258	EUR	222	(1)
State Street Bank and Trust Company	12/17/26	USD	189	EUR	162	0
State Street Bank and Trust Company	12/17/26	USD	168	EUR	144	0
State Street Bank and Trust Company	12/17/26	USD	401	EUR	343	0
State Street Bank and Trust Company	12/17/26	USD	160	EUR	134	3
State Street Bank and Trust Company	12/17/26	USD	197	EUR	165	4
State Street Bank and Trust Company	12/17/26	USD	191	EUR	160	4
State Street Bank and Trust Company	12/17/26	USD	229	EUR	192	5
State Street Bank and Trust Company	12/17/26	USD	672	EUR	567	10
State Street Bank and Trust Company	12/17/26	USD	320	EUR	264	12
State Street Bank and Trust Company	12/17/26	USD	1,036	EUR	877	13
State Street Bank and Trust Company	12/17/26	USD	369	EUR	305	13
State Street Bank and Trust Company	12/17/26	USD	1,537	EUR	1,301	19
State Street Bank and Trust Company	12/17/26	USD	1,568	EUR	1,327	19
State Street Bank and Trust Company	12/17/26	USD	2,551	EUR	2,159	31
State Street Bank and Trust Company	12/17/26	USD	1,866	EUR	1,566	38
State Street Bank and Trust Company	12/17/26	USD	3,577	EUR	3,027	43
State Street Bank and Trust Company	12/17/26	USD	2,238	EUR	1,878	45
State Street Bank and Trust Company	12/17/26	USD	69	GBP	52	0
State Street Bank and Trust Company	12/17/26	USD	215	GBP	162	1

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	12/17/26	USD	272	GBP	205	$2
State Street Bank and Trust Company	12/17/26	USD	132	GBP	97	4
State Street Bank and Trust Company	12/17/26	USD	780	GBP	587	5
State Street Bank and Trust Company	12/17/26	USD	466	GBP	349	5
State Street Bank and Trust Company	12/17/26	USD	1,287	GBP	965	13
State Street Bank and Trust Company	12/17/26	USD	1,332	GBP	998	15
State Street Bank and Trust Company	12/17/26	USD	2,160	GBP	1,616	26
State Street Bank and Trust Company	12/17/26	USD	2,983	GBP	2,236	31
State Street Bank and Trust Company	12/17/26	USD	2,980	GBP	2,232	33

Total Forward Currency Contracts						$573

Future Contracts

Description	Expiration	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro Stoxx Bank	6/19/26	(8)	$(110)	$(108)	$2

Credit Default Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value	Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	Petroleos Mexicanos	1.0%	455	6/20/26	Quarterly	$(1)	$(6)	$5
Intercontinental Exchange, Inc.	iTraxx Europe Sub Financials S45	1.0%	595	6/20/31	Upon Default	9	8	1

						$8	$2	$6

Total Return Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	(4)	9/25/26	At Maturity	$(1)	$—	$(1)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	(2)	10/16/26	At Maturity	(1)	—	(1)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	(3)	9/28/26	At Maturity	(1)	—	(1)

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	0	9/29/26	At Maturity	$(0)	$—	$(0)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	(1)	10/02/26	At Maturity	(0)	—	(0)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	0	10/09/26	At Maturity	(0)	—	(0)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	(5)	10/12/26	At Maturity	(2)	—	(2)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	(7)	10/15/26	At Maturity	(2)	—	(2)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	(39)	12/24/26	At Maturity	(7)	—	(7)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	(37)	3/19/27	At Maturity	(4)	—	(4)
Bank of Montreal	1 day USD SOFR+1.1%	Crown Finance U.S., Inc.	40	1/25/27	Monthly	27	—	27
JPMorgan Chase Bank NA	1 day USD SOFR+1.1%	Crown Finance U.S., Inc.	8	1/27/27	At Maturity	4	—	4
Barclays Bank PLC	1 day USD SOFR+1.1%	Crown Finance U.S., Inc.	16	1/25/27	Monthly	7	—	7
Goldman Sachs International	1 day USD SOFR+1.1%	Crown Finance U.S., Inc.	1	1/25/27	At Maturity	1	—	1
Deutsche Bank AG	1 day USD SOFR+1.1%	Crown Finance U.S., Inc.	6	1/25/27	At Maturity	3	—	3
Barclays Bank PLC	1 day USD SOFR+1.1%	AMC Entertainment Holdings, Inc.	25	1/26/27	Monthly	15	—	15
JPMorgan Chase Bank NA	1 day USD SOFR+1.1%	AMC Entertainment Holdings, Inc.	11	1/26/27	At Maturity	(1)	—	(1)
Bank of Montreal	1 day USD SOFR+1.1%	AMC Entertainment Holdings, Inc.	11	1/26/27	Monthly	6	—	6

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
HSBC Client Holdings Nominee U.K. Ltd.	1 day USD SOFR+1.1%	AMC Entertainment Holdings, Inc.	41	1/26/27	Monthly	$25	$0	$25
HSBC Client Holdings Nominee U.K. Ltd.	1 day USD SOFR+1.1%	Consolidated Energy Finance SA	31	3/01/27	Monthly	17	—	17
JPMorgan Securities LLC	ICE Brent Crude Oil fixed at $88.76	ICE Brent Crude Oil floating	(790)	6/29/26	Quarterly	11	—	11
JPMorgan Securities LLC	NYMEX Light Sweet Crude Oil floating	NYMEX Light Sweet Crude Oil fixed at $81.52	483	7/20/26	Monthly	(61)	—	(61)

						$36	$—	$36

Unfunded Commitments

Investments	Principal Commitment		Fair Value	Unrealized Appreciation (Depreciation)
1578 Lexington Pref Investor LLC		$73	$73	$0
Coupa Holdings LLC		572	566	17
CP Iris Holdco I, Inc.		7	7	0
Databricks, Inc.		347	345	(2)
Dentalcorp Health Services Ltd.	C$	430	306	(0)
Finance Ireland Agri Funding DAC		€1,439	1,660	0
Iron Oak Energy Solutions LLC		890	866	(0)
LHS Borrower LLC		201	199	0
One WHARF Mezz, LP		1,401	1,389	1
Premium Parent LLC		567	562	5
Sage Intracoastal Lender LP		544	537	1
Shorecrest Lender LP		502	492	(0)
SUS Intermediate Co. AB		€1,350	1,508	(63)
Tricentis Operations Holdings, Inc.		1,393	1,352	(39)

Total Unfunded Commitments			$9,862	$(80)

Footnotes

(a)	Denominated in U.S. dollars unless otherwise noted

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

(b)

Fair value is determined by GoldenTree Opportunistic Credit Fund’s (the “Fund”) investment adviser, GoldenTree Asset Management Credit Advisor LLC (the “Advisor’”), which has been designated by the Fund’s board of trustees (the “Board”) as its valuation designee.

(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2026, these securities amounted to $69,055, which represents 26.0% of the Fund’s net assets.

(d)	Security value is determined based on significant unobservable inputs (Level 3).

(e)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2026 and changes periodically.

(f)	All or a portion of investments is owned by GoldenTree Opportunistic Credit Fund Cayman LP a wholly-owned subsidiary of the Fund.

(g)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at March 31, 2026 amounted to $12,461, which represents 4.7% of the Fund’s net assets.

(h)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.

(i)	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has yet been issued.

(j)	Payment-in-kind (PIK) security.

(k)	All or a portion of the loan commitment is unfunded.

(l)	Security converts to floating rate after the indicated fixed–rate coupon period.

(m)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(n)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of March 31, 2026.

(o)	Index-linked bond whose principal amount adjusts according to a government retail price index.

(p)	Defaulted security.

(q)	Non-income producing security.

(r)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(s)	Rate disclosed reflects the yield at March 31, 2026.

(t)	Includes the effect of investments sold short, forward foreign currency exchange contracts, swap contracts and repurchase agreements payable.

(u)	All or a portion of the security has been segregated with the broker as collateral for open repurchase agreements. The value of the securities is $857.

Abbreviations

ADR	—	American Depositary Receipt

CDOR	—	Canadian Dollar Offered Rate

CLO	—	Collateralized Loan Obligation

EURIBOR	—	Euro Interbank Offer Rate

HSBC	—	HSBC Bank USA

ICE	—	Intercontinental Exchange®

NYMEX	—	New York Mercantile Exchange

RE	—	Reinsured

REIT	—	Real Estate Investment Trust

SOFR	—	Secured Overnight Financing Rate

SONIA	—	Sterling Overnight Interbank Average

SPDR	—	Standard & Poor’s Depositary Receipt

STOXX	—	Deutsche Börse Group & SIX Group Index

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2026 (in thousands, except share amounts)

Currency

BRL	—	Brazil Real

CAD	—	Canada Dollar

EUR	—	Euro Member Countries

GBP	—	United Kingdom Pound

USD	—	United States Dollar

R$	—	Brazil Real

C$	—	Canada Dollar

	€—	Euro Member Countries

	£—	United Kingdom Pound

	$—	United States Dollar